Divestitures - Summary of Net Assets Disposed (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure In Tabular Form Of Consideration Received On Disposal Of Business [Line Items]
Fair value of contingent consideration	$ 10	$ 40